Other liabilities (Standby product loan facilities with various counterparties) (Details) - Product Loan [Member]	Dec. 31, 2024 lb kg	Dec. 31, 2023 lb kg
UF6 conversion services [member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	1,567,000	1,777,000
UF6 conversion services [member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	318,000
UF6 conversion services [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	1,249,000
U3O8 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	2,506,000	2,756,000
U3O8 [Member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	630,000
U3O8 [Member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	1,876,000